Fair values of financial assets and liabilities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
Disclosure of detailed information about financial instruments [line items]
Level 3 financial assets carried at fair value	£ 296,460	£ 270,680
Level 3 financial liabilities carried at fair value	105,681	100,515
Total financial liabilities (excluding derivatives) at fair value	27,909	27,611
Amount contractually payable on debt securities held at fair value through profit or loss	8,934	9,863
Difference between the balance sheet carrying value and amount contractually payable on debt securities held at fair value through profit or loss	4,691	5,233
Increase in fair value measurement, liabilities	114
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	(126)	(78)	[1]	£ (234)
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	4,243	4,630
Derivative assets £m	19,727	24,065
Derivative liabilities £m	£ 16,132	£ 21,676
Expected volatility in recovery rate of distressed derivatives (in percent)	0.08
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Weighted average expected volatility (in percent)	12.00%	11.00%
Bottom of range | Residential Mortgage Backed Securities1
Disclosure of detailed information about financial instruments [line items]
Debt instrument term	2 years
Top of range
Disclosure of detailed information about financial instruments [line items]
Weighted average expected volatility (in percent)	195.00%	183.00%
Top of range | Residential Mortgage Backed Securities1
Disclosure of detailed information about financial instruments [line items]
Debt instrument term	5 years
Total financial assets (excluding derivatives) at fair value
Disclosure of detailed information about financial instruments [line items]
Total financial assets (excluding derivatives) at fair value	£ 276,733	£ 246,615

[1]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.